ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Life	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Life	7 years	7 years
Office and computer equipment [Member] | Minimum [Member]
Estimated Useful Life	3 years	3 years
Office and computer equipment [Member] | Maximum [Member]
Estimated Useful Life	5 years	5 years